ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C
Opportunity Plus – Multiple Option Group Variable Annuity Contracts
Supplement dated December 20, 2006 to the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information, each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1. Effective January 13, 2007, ING VP Natural Resources Trust will merge into ING Global Resources
    Portfolio (Class S). After the close of business on January 12, 2007, all existing account balances invested in ING VP Natural Resources Trust will be transferred to ING Global Resources Portfolio
    (Class S). As a result of the merger, effective January 13, 2007 all references to ING VP Natural
    Resources Trust in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted and ING Global Resources Portfolio (Class S) is added as an investment option. Effective January 15,
    2007, ING Global Resources Portfolio (Class S) will be available as an investment option under your contract.

    Unless you provide us with alternative allocation instructions, all future allocations directed to ING VP
    Natural Resources Trust after the date of the merger will be automatically allocated to ING Global
    Resources Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

For all regular mail, please use: Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use: Opportunity Plus Service Center ING National Trust 101 Sabin Street Pawtucket, RI 02860

1-800-OPP-INFO I-800-677-4636

See also the Transfers section of your Contract Prospectus or Investment Options section of your
Contract Prospectus Summary for further information about making fund allocation changes.

X.75962-06H C06-1214-014R	December 2006

2.   Effective September 30, 2006, the information for ING VP Global Science and Technology Portfolio,
     and effective December 1, 2006, the information for ING Legg Mason Partners Aggressive Growth
     Portfolio and ING Legg Mason Partners Large Cap Growth Portfolio appearing in the Contract
     Prospectus under Appendix III –Fund Descriptions is deleted and replaced with the following to reflect subadviser name changes.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: ClearBridge Advisors, LLC	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Large Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: ClearBridge Advisors, LLC	Seeks long-term capital appreciation.
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, LLC	Seeks long-term capital appreciation.

3.   Effective December 31, 2006, Directed Services, Inc. will be renamed Directed Services, LLC.
     Accordingly, effective December 31, 2006, all references to Directed Services, Inc. appearing in the
     Contract Prospectus and in the Contract Prospectus Summary are replaced with Directed Services,
LLC.

4.   Effective December 31, 2006, the investment adviser for each of the portfolios under ING Partners,
     Inc. will change to Directed Services, LLC. Accordingly, effective December 31, 2006, all references to ING Life Insurance and Annuity Company as investment adviser for each portfolio under ING
     Partners, Inc. appearing in the Contract Prospectus under Appendix III – Fund Descriptions are replaced with Directed Services, LLC.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.75962-06H C06-1214-014R	December 2006